Marketable securities	6 Months Ended
Jun. 30, 2020
Marketable Securities [Abstract]
Marketable securities	Marketable securities
We hold investments in certain marketable securities which we record at fair value and recognize any changes directly in net loss. The below table shows the carrying value of our investments in marketable securities for periods presented in this report.

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Seadrill Partners - Common units	—	2
Archer	5	9
Total marketable securities	5	11

The below table shows the gain and losses recognized through net loss for the periods presented in this report.

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Seadrill Partners - Common units - unrealized loss on marketable securities	—	(13)	(2)	(36)
Archer - unrealized gain / (loss) on marketable securities	1	(1)	(4)	1
Total unrealized gain / (loss) on marketable securities	1	(14)	(6)	(35)